Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Compensation of Key Management Personnel

The remuneration of key management personnel is as follows:

	2018	2017
Salaries and other benefits	$6,732	$6,078
Equity settled share based compensation	5,562	3,036
Cash settled share based compensation	722	(3,945)
	$13,016	$5,169